Feb. 27, 2023
MANAGED PORTFOLIO SERIES
Kensington Managed Income Fund
Kensington Dynamic Growth Fund
Kensington Active Advantage Fund
(the “Funds”)
Supplement dated February 27, 2023 to each Fund’s
Summary Prospectus and the Funds’
Prospectus dated March 19, 2022, as amended

This Supplement should be retained with your Summary Prospectus and Prospectus for future reference.
Kensington Managed Income Fund
Kensington Managed Income Fund
Effective April 30, 2023, the Kensington Managed Income Fund’s investment objective will change as follows:Current Investment Objective: The Fund seeks income.New Investment Objective:
The Fund seeks total return which consists of income and capital appreciation.
In addition, effective April 30, 2023, Kensington Asset Management, LLC, the Funds’ investment adviser, intends to implement certain changes to each Fund’s principal investment strategies. Currently, each Fund pursues its investment objective primarily by gaining exposure to various assets classes through investments in other pooled investment companies, such as mutual funds and exchange-traded funds. Effective April 30, 2023, among other changes, it is anticipated that each Fund will also have the flexibility to gain its exposure to various asset classes through investments in individual securities as well as various derivative instruments. These derivative instruments may include, but are not limited to:
Kensington Managed Income Fund - credit default swaps and credit default index swaps (and options on such instruments), index futures and bond futures.
Note that investment in derivative instruments entails certain risks, including:
In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Kensington Dynamic Growth Fund
Kensington Dynamic Growth Fund
In addition, effective April 30, 2023, Kensington Asset Management, LLC, the Funds’ investment adviser, intends to implement certain changes to each Fund’s principal investment strategies. Currently, each Fund pursues its investment objective primarily by gaining exposure to various assets classes through investments in other pooled investment companies, such as mutual funds and exchange-traded funds. Effective April 30, 2023, among other changes, it is anticipated that each Fund will also have the flexibility to gain its exposure to various asset classes through investments in individual securities as well as various derivative instruments. These derivative instruments may include, but are not limited to:
Kensington Dynamic Growth Fund - equity index futures.
Note that investment in derivative instruments entails certain risks, including:
In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
Kensington Active Advantage Fund
Kensington Active Advantage Fund
In addition, effective April 30, 2023, Kensington Asset Management, LLC, the Funds’ investment adviser, intends to implement certain changes to each Fund’s principal investment strategies. Currently, each Fund pursues its investment objective primarily by gaining exposure to various assets classes through investments in other pooled investment companies, such as mutual funds and exchange-traded funds. Effective April 30, 2023, among other changes, it is anticipated that each Fund will also have the flexibility to gain its exposure to various asset classes through investments in individual securities as well as various derivative instruments. These derivative instruments may include, but are not limited to:
Kensington Active Advantage Fund - credit default swaps and credit default index swaps (and options on such instruments), index futures and bond futures.
Note that investment in derivative instruments entails certain risks, including:
In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.